Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Other Charges
Acquisition-related costs	$ 1,311	$ 391	$ 3,389	$ 1,719
Contingent consideration accretion and adjustments	(1,247)	2,064	541	2,667
Restructuring plans	86		138	2
Other charges, total	$ 150	$ 2,455	$ 4,068	$ 4,388